Assets Held for Sale (Discontinued Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Assets:
Accounts receivable, net	$ 55.5	$ 67.6
Inventories	34.9	26.0
Other current assets	18.5	4.3
Current assets	108.9	97.9
Net property, plant & equipment	14.5	13.3
Intangible assets, net	66.0	55.0
Goodwill	57.9	81.6
Other assets	11.8	12.1
Total assets	259.1	259.9
Liabilities:
Accounts payable	22.2	18.8
Accrued expenses and other current liabilities	41.4	21.9
Current liabilities	63.6	40.7
Other liabilities	16.0	8.1
Total liabilities	$ 79.6	$ 48.8